S000003853 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.97%	13.56%	12.30%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.97%	12.12%	10.89%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.63%	10.54%	9.74%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		24.30%	14.06%	12.29%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.92%	14.63%	12.69%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.54%	15.20%	13.25%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.67%	15.33%	13.39%

[1]
Performance for class R6 shares prior to their inception (6/29/15) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.